Rotable spare parts, furniture and equipment, net - Reconciliation of changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		$ 2,525,008	$ 2,549,650
Additions		2,584,232	2,198,697
Disposals and transfers		(319,671)	(1,738,309)
Borrowing costs, net		83,115	10,507
Other movements		(696)	716
Depreciation		(496,291)	(496,253)	$ (425,439)
Balance at end of the year	$ 221,718	4,375,697	2,525,008	2,549,650
Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		4,309,387
Balance at end of the year		6,655,478	4,309,387
Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(1,784,379)
Balance at end of the year		(2,279,781)	(1,784,379)
Aircraft parts and rotable spare parts
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		255,810	179,947
Additions		115,173	110,592
Disposals and transfers		(930)	(1,299)
Depreciation		(44,409)	(33,430)
Balance at end of the year		325,644	255,810	179,947
Aircraft parts and rotable spare parts | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		393,522
Balance at end of the year		506,735	393,522
Aircraft parts and rotable spare parts | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(137,712)
Balance at end of the year		(181,091)	(137,712)
Aircraft spare engines
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		321,688
Additions		385	323,025
Depreciation		(16,795)	(1,337)
Balance at end of the year		305,278	321,688
Aircraft spare engines | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		323,025
Balance at end of the year		323,410	323,025
Aircraft spare engines | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(1,337)
Balance at end of the year		(18,132)	(1,337)
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		35,013	18,202
Additions			2,218
Other movements		10,371	32,441
Depreciation		(20,216)	(17,848)
Balance at end of the year		25,168	35,013	18,202
Constructions and improvements | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		120,886
Balance at end of the year		131,503	120,886
Constructions and improvements | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(85,873)
Balance at end of the year		(106,335)	(85,873)
Standardization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		82,111	83,886
Additions		15,833	21,953
Depreciation		(18,543)	(23,728)
Balance at end of the year		79,401	82,111	83,886
Standardization | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		176,975
Balance at end of the year		192,808	176,975
Standardization | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(94,864)
Balance at end of the year		(113,407)	(94,864)
Computer equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		7,200	4,195
Additions		1,845	740
Other movements		4,087	4,814
Depreciation		(3,809)	(2,549)
Balance at end of the year		9,323	7,200	4,195
Computer equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		24,172
Balance at end of the year		30,113	24,172
Computer equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(16,972)
Balance at end of the year		(20,790)	(16,972)
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		17,657	12,932
Additions		6,805	517
Disposals and transfers		(15)	(110)
Other movements		1,649	7,877
Depreciation		(3,801)	(3,559)
Balance at end of the year		22,295	17,657	12,932
Office furniture and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		36,310
Balance at end of the year		44,749	36,310
Office furniture and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(18,653)
Balance at end of the year		(22,454)	(18,653)
Electric power equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		6,928	9,033
Additions			1,467
Disposals and transfers			(1,626)
Other movements		620
Depreciation		(1,294)	(1,946)
Balance at end of the year		6,254	6,928	9,033
Electric power equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		14,818
Balance at end of the year		15,439	14,818
Electric power equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(7,890)
Balance at end of the year		(9,185)	(7,890)
Workshop tools
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		4,585	4,815
Additions			4,217
Other movements			25
Depreciation		(2,314)	(4,472)
Balance at end of the year		2,271	4,585	4,815
Workshop tools | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		20,500
Balance at end of the year		20,500	20,500
Workshop tools | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(15,915)
Balance at end of the year		(18,229)	(15,915)
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		1,357	1,326
Additions			505
Disposals and transfers			(49)
Other movements			46
Depreciation		(471)	(471)
Balance at end of the year		886	1,357	1,326
Motorized transport equipment platform | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		5,703
Balance at end of the year		5,587	5,703
Motorized transport equipment platform | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(4,346)
Balance at end of the year		(4,701)	(4,346)
Communications equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		3,555	3,764
Additions			129
Other movements		1,968	493
Depreciation		(796)	(831)
Balance at end of the year		4,727	3,555	3,764
Communications equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		9,261
Balance at end of the year		11,229	9,261
Communications equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(5,706)
Balance at end of the year		(6,502)	(5,706)
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		3,618	4,179
Additions		123	131
Other movements		1,041
Depreciation		(722)	(692)
Balance at end of the year		4,060	3,618	4,179
Workshop machinery and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		7,240
Balance at end of the year		8,405	7,240
Workshop machinery and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(3,622)
Balance at end of the year		(4,345)	(3,622)
Service carts on board
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		758	1,453
Additions			36
Depreciation		(376)	(731)
Balance at end of the year		382	758	1,453
Service carts on board | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		5,403
Balance at end of the year		5,403	5,403
Service carts on board | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(4,645)
Balance at end of the year		(5,021)	(4,645)
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		1,206,330	1,583,835
Additions		1,707,805	1,345,081
Disposals and transfers		(213,947)	(1,733,093)
Borrowing costs, net		83,115	10,507
Balance at end of the year		2,783,303	1,206,330	1,583,835
Pre-delivery payments | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		1,206,330
Balance at end of the year		2,783,303	1,206,330
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		255,374	140,926
Additions		206,932	161,560
Disposals and transfers		(3,555)	(2,132)
Other movements		(265,144)	(44,980)
Balance at end of the year		193,607	255,374	140,926
Construction and improvements in process | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		255,374
Balance at end of the year		193,607	255,374
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		323,024	501,157
Additions		529,331	226,526
Disposals and transfers		(101,224)
Other movements		244,712
Depreciation		(382,745)	(404,659)	(352,932)
Balance at end of the year		613,098	323,024	$ 501,157
Leasehold improvements to flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		1,709,868
Balance at end of the year		2,382,687	1,709,868
Leasehold improvements to flight equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(1,386,844)
Balance at end of the year		$ (1,769,589)	$ (1,386,844)